Rule 497(e)
                                                               File Nos. 2-75503
                                                                       811-03364

                             Maxim Series Fund, Inc.

                       Supplement dated March 26, 2003 to
                          Prospectus dated May 1, 2002

    Maxim Stock Index Portfolio                 Maxim Growth Index Portfolio
    Maxim Index European Portfolio              Maxim Index 600 Portfolio
    Maxim Index Pacific Portfolio               Maxim Index 400 Portfolio
    Maxim Value Index Portfolio

                      (the "Maxim Equity Index Portfolios")


Maxim Capital Management, LLC ("MCM"), the investment adviser to Maxim Series Fund, Inc. (the "Fund"), serves as a manager-of-managers under an order issued by the Securities and Exchange Commission ("SEC"). The current order permits MCM to hire new sub-advisers or amend sub-advisory agreements without shareholder approval. MCM has selected BNY Investment Advisors to replace Barclays Global Fund Advisors as the new sub-adviser for the Maxim Equity Index Portfolios, effective April 1, 2003. BNY Investment Advisors is a separately identifiable division of The Bank of New York, a New York State chartered bank, and is registered as an investment adviser under the Investment Advisers Act of 1940. BNY Investment Advisors' principal business address is One Wall Street, New York, New York 10286.


            This supplement should be retained for future reference.

                                                                     Rule 497(e)
                                                               File Nos. 2-75503
                                                                       811-03364

                             MAXIM SERIES FUND, INC.

                       Supplement dated March 26, 2003 to
                       Statement of Additional Information
                                dated May 1, 2002

       Maxim Stock Index Portfolio                 Maxim Growth Index Portfolio
       Maxim Index European Portfolio              Maxim Index 600 Portfolio
       Maxim Index Pacific Portfolio               Maxim Index 400 Portfolio
       Maxim Value Index Portfolio

                      (the "Maxim Equity Index Portfolios")



BNY Investment Advisors
BNY Investment Advisors ("BNY") serves as the sub-adviser to the Maxim Equity Index Portfolios pursuant to a Sub-Advisory Agreement dated effective April 1, 2003, approved by the Board of Directors on February 13, 2003. BNY is a separately identifiable division of The Bank of New York, a New York State chartered bank.

Maxim Capital Management, LLC ("MCM"), the investment adviser to Maxim Series Fund, Inc. is responsible for compensating BNY, which receives monthly compensation for the Maxim Equity Index Portfolios at the annual rate of .02% on net assets for each Portfolio.



            This supplement should be retained for future reference.